Fair Value Measurements and Disclosures (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative liabilities
Cash and cash equivalents, including restricted cash	$ 3,280,000
Embedded note conversion feature	489,000	$ 402,000
Level 1 [Member]
Derivative liabilities
Cash and cash equivalents, including restricted cash	$ 3,280,000
Embedded note conversion feature
Level 2 [Member]
Derivative liabilities
Cash and cash equivalents, including restricted cash
Embedded note conversion feature
Level 3 [Member]
Derivative liabilities
Cash and cash equivalents, including restricted cash
Embedded note conversion feature	$ 489,000
Warrant Liability [Member]
Derivative liabilities
Fair value		$ 402,000
Embedded note conversion feature
Warrant Liability [Member] | Level 1 [Member]
Derivative liabilities
Fair value
Warrant Liability [Member] | Level 2 [Member]
Derivative liabilities
Fair value
Warrant Liability [Member] | Level 3 [Member]
Derivative liabilities
Fair value		$ 402,000
Cash and cash equivalents, including restricted cash [Member]
Derivative liabilities
Fair value		2,226,000
Cash and cash equivalents, including restricted cash [Member] | Level 1 [Member]
Derivative liabilities
Fair value		$ 2,226,000
Cash and cash equivalents, including restricted cash [Member] | Level 2 [Member]
Derivative liabilities
Fair value
Cash and cash equivalents, including restricted cash [Member] | Level 3 [Member]
Derivative liabilities
Fair value